CREDIT RISK AND CONCENTRATION	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Risks and Uncertainties [Abstract]
CREDIT RISK AND CONCENTRATION

NOTE 13 — CREDIT RISK AND CONCENTRATION

The Company’s risk exposures and the impact on the Company’s financial instruments are summarized below:

Credit risk

Credit risk is the risk of loss associated with a counter-party’s inability to fulfill its payment obligations. The Company’s credit risk is primarily attributable to cash. As of March 31, 2025 and September 30, 2024, substantially all of the Company’s cash was held in major financial institutions located in the U.S., which are FDIC-insured and management considers to be of high credit quality.

The maximum exposure of such assets to credit risk is their carrying amounts at the balance sheet dates. The Company maintains majority of the bank accounts at financial institutions in the United States, where there is $250,000 standard deposit insurance coverage limit per depositor, per FDIC-insured bank and per ownership category. As of March 31, 2025 and September 30, 2024, cash balances of $14,030 and $372,534, respectively, were maintained at financial institutions in the US. The remaining balance of $179,233 and $185,289, respectively, were maintained in payment processing accounts with services such as Mercury, PayPal and Stripe. While management believes that the financial institutions and payment processors used by the Company are of high credit quality, it also continually monitors their creditworthiness.

Liquidity risk

Liquidity risk arises through the excess of financial obligations over available financial assets due at any point in time. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when they come due. All of the Company’s financial liabilities are subject to normal trade terms. The Company is historically funded the working capital needs primarily from operations, as well as advances from related parties.

The Company has incurred a loss since inception resulting in an accumulated deficit. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern depends on the Company’s ability to generate revenue and profit in the future and/or to obtain necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The Company consummated its initial public offering on April 11, 2025 and closed the over-allotment option on April 16, 2025, which generated gross proceeds of $8,901,000. Management believes that the successful completion of the IPO has significantly improved the Company’s liquidity and financial position. Management intends to finance operating costs over the next twelve months primarily through use of the IPO proceeds and, if needed, additional financings from the public and private offerings of securities.

Market risk

Market risk is the risk of loss that may arise from changes in market factors such as interest rates, foreign exchange rates, and commodity and equity prices. These market factors are not expected to pose significant risks to the Company.

Concentration risk

For purposes of assessing the concentration of credit risk and significant customers, a group of customers under common control or customers that are affiliates of each other are regarded as a single customer. Additionally, there were no customers that represented 10% or more of the Company’s revenue for the six months ended March 31, 2025 and the year ended September 30, 2024.

AETHER HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 12 — CREDIT RISK AND CONCENTRATION

The Company’s risk exposures and the impact on the Company’s financial instruments are summarized below:

Credit risk

Credit risk is the risk of loss associated with a counter-party’s inability to fulfill its payment obligations. The Company’s credit risk is primarily attributable to cash. As of September 30, 2024 and 2023, substantially all of the Company’s cash and cash equivalents were held in major financial institutions located in the U.S., which are FDIC-insured and management considers to be of high credit quality.

The maximum exposure of such assets to credit risk is their carrying amounts at the balance sheet dates. The Company maintains majority of the bank accounts at financial institutions in the United States, where there is $250,000 standard deposit insurance coverage limit per depositor, per FDIC-insured bank and per ownership category. As of September 30, 2024 and 2023, cash balances of $372,534 and $9,268, respectively, were mainly maintained at financial institutions in the US. The remaining balance of $185,289 and $88,838, respectively, were maintained in payment processing accounts with services such as Mercury, PayPal and Stripe. While management believes that the financial institutions and payment processors used by the Company are of high credit quality, it also continually monitors their creditworthiness.

Liquidity risk

Liquidity risk arises through the excess of financial obligations over available financial assets due at any point in time. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when they come due. All of the Company’s financial liabilities are subject to normal trade terms. The Company is historically funded the working capital needs primarily from operations, as well as advances from related parties.

The Company has incurred a loss since inception resulting in an accumulated deficit. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern depends on the Company’s ability to generate revenue and profit in the future and/or to obtain necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months primarily through financings from the Company’s major stockholder. Additionally, the Company is seeking other sources of funding, including public and private offerings of securities.

Market risk

Market risk is the risk of loss that may arise from changes in market factors such as interest rates, foreign exchange rates, and commodity and equity prices. These market factors are not expected to pose significant risks to the Company.

Concentration risk

For purposes of assessing the concentration of credit risk and significant customers, a group of customers under common control or customers that are affiliates of each other are regarded as a single customer. Additionally, there were no customers that represented 10% or more of the Company’s revenue for each of the fiscal years ended September 30, 2024, and 2023.